Share Based Compensation (Details) - USD ($)				6 Months Ended
		Mar. 31, 2023	Mar. 08, 2022	Jun. 30, 2023	Jun. 30, 2022	Jan. 01, 2024	Jan. 01, 2023	Jul. 14, 2022	Jun. 08, 2022
Share Based Compensation [Line Items]
Options granted (in Shares)			153,146
Exercise price per share			$ 13.4
Options vested							$ 74,881	$ 1,493	$ 1,866
Vested and unvested (in Shares)		177,667
Cash bonus payables (in Dollars)		$ 3,100,000
Share options (in Shares)	[1]			791	6,310
Vesting period		6 months
Exercise price per share				$ 2.68
Incremental cost (in Dollars)		$ 700,000
Maximum contractual term				12 years 9 months 18 days
Share Option Plan [Member]
Share Based Compensation [Line Items]
Exercise price				$ 2.68
2017 Share Option Plan [Member]
Share Based Compensation [Line Items]
Exercise price					$ 10.02
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Issuance of fully vested (in Shares)		70,430
directors [Member]
Share Based Compensation [Line Items]
Expire date			Dec. 31, 2033
employees [Member]
Share Based Compensation [Line Items]
Expire date			Dec. 31, 2034
external consultants [Member]
Share Based Compensation [Line Items]
Expire date			Jun. 07, 2033
Advisor [Member]
Share Based Compensation [Line Items]
Expire date			Jul. 13, 2033
Employees [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Share-based compensation charges (in Dollars)				$ 470,070
Employees [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Share-based compensation charges (in Dollars)				$ 241,848
Non-employees [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Share-based compensation charges (in Dollars)					$ 452,758
Non-employees [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Share-based compensation charges (in Dollars)					$ 230,572
Forecast [Member]
Share Based Compensation [Line Items]
Options vested						$ 74,906
Share Options [Member]
Share Based Compensation [Line Items]
Cash bonus payables (in Dollars)		$ 1,600,000
Share options (in Shares)		403,820
Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Vested and unvested (in Shares)		70,428

[1]	All share options number for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.